ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Q2) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accounts payable	$ 1,948,000	$ 1,600,700
Other accrued expenses	7,642,900	0
Income tax payable	732,600	0
Franchise tax payable	508,200	0
Accounts payable and accrued expenses	$ 10,831,700	$ 1,600,700	$ 268,700